Employee benefits - Employee benefits - Components - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [abstract]
Post-employment benefits	€ 1,105	€ 989	€ 1,005
Other long-term benefits	1,867	2,434	2,313
Provision for employment termination benefits	2	3	4
Other employee-related payables and payroll taxes due	1,782	1,715	1,710
Provision for social risks and litigations	59	74	90
Total employee benefits	€ 4,815	€ 5,215	€ 5,122